SUPPLEMENT DATED MAY 7, 1999 TO PROSPECTUS AND
                   STATEMENT OF ADDITIONAL INFORMATION OF:

             CAPSTONE GROWTH FUND, INC., dated February 26, 1999
             CAPSTONE GOVERNMENT INCOME FUND, dated April 1, 1999
                 CAPSTONE JAPAN FUND, dated February 26, 1999
              CAPSTONE NEW ZEALAND FUND, dated February 26, 1999

The information below supplements and replaces any contrary information contained in the Prospectus and Statement of Additional Information.

Effective May 10, 1999 please send any additional investments you wish to make by mail to:

                   First Data Investor Services Group, Inc.
                   P.O. Box 61767
                   King of Prussia, PA  19406

Effective May 10, 1999 additional investments made by bank wire should be sent using the following instructions:

                   Boston Safe Deposit & Trust
                   ABA#:   011001234
                   Credit: (Insert Name of your Fund)
                   Acct#:  000515
                   FBO:    (Insert Shareholder name and new account number from
                            confirmation received with letter to shareholders dated May 14, 1999)